Vanguard Funds

Supplement to the Statement of Additional Information

The boards of trustees of the Vanguard funds have elected Mortimer J. Buckley as President and Chief Executive Officer, effective January 1, 2018.

Additionally, at a special meeting held on November 15, 2017, shareholders of the Vanguard funds elected Mortimer J. Buckley, Deanna Mulligan, and Sarah Bloom Raskin as trustees, effective January 1, 2018. Ms. Raskin will serve as a member of the board’s audit committee.

Rajiv L. Gupta retired from the funds’ boards of trustees effective December 31, 2017.

Statement of Additional Information Text Changes

In the Management of the Fund(s) section under Officers and Trustees, the following replaces similar text in the paragraph about the board’s audit committee:

The audit committee of the board, which is composed of JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis, each of whom is an independent trustee, oversees management of financial risks and controls.

The biographical table under Officers and Trustees is replaced as follows:

			Principal Occupation(s)	Number of
		Vanguard	and Outside Directorships	Vanguard Funds
	Position(s)	Funds’ Trustee/	During the Past Five Years	Overseen by
Name, Year of Birth	Held With Funds	Officer Since	and Other Experience	Trustee/Officer
Interested Trustees[1]
F. William McNabb III	Chairman of the	July 2009	Mr. McNabb has served as Chairman of the Board of	201
(1957)	Board		Vanguard and of each of the investment companies
served by Vanguard since January 2010; Trustee of
each of the investment companies served by Vanguard
since 2009; and Director of Vanguard since 2008. Mr.
McNabb served as Chief Executive Officer and
President of Vanguard and of each of the investment
companies served by Vanguard (2008–2017) and as a
Managing Director of Vanguard (1995–2008). Mr.
McNabb also serves as a Director of Vanguard
Marketing Corporation.

Mortimer J. Buckley	Chief Executive	January 2018	Mr. Buckley has served as Chief Executive Officer of	201
(1969)	Officer and		Vanguard since January 2018; Chief Executive Officer,
	President		President, and Trustee of each of the investment
companies served by Vanguard since January 2018;
and President and Director of Vanguard since 2017.
Previous positions held by Mr. Buckley at Vanguard
include Chief Investment Officer (2013–2017), Head of
the Retail Investor Group (2006–2012), and Chief
Information Officer (2001–2006). Mr. Buckley also
served as Chairman of the Board of the Children’s
Hospital of Philadelphia (2011–2017).

1 Mr. McNabb and Mr. Buckley are considered “interested persons,” as defined in the 1940 Act, because they are officers of the Trust.

Independent Trustees
Emerson U. Fullwood	Trustee	January 2008	Mr. Fullwood is the former Executive Chief Staff and	201
(1948)			Marketing Officer for North America and Corporate
Vice President (retired 2008) of Xerox Corporation
(document management products and services).
Previous positions held at Xerox by Mr. Fullwood include
President of the Worldwide Channels Group, President
of Latin America, Executive Chief Staff Officer of
Developing Markets, and President of Worldwide
Customer Services. Mr. Fullwood is the Executive in
Residence and 2009–2010 Distinguished Minett
Professor at the Rochester Institute of Technology.
Mr. Fullwood serves as Lead Director of SPX FLOW, Inc.
(multi-industry manufacturing); as a Director of the
University of Rochester Medical Center, Monroe
Community College Foundation, the United Way of
Rochester, North Carolina A&T University, and Roberts
Wesleyan College; and as a Trustee of the University of
Rochester.

			Principal Occupation(s)	Number of
		Vanguard	and Outside Directorships	Vanguard Funds
	Position(s)	Funds’ Trustee/	During the Past Five Years	Overseen by
Name, Year of Birth	Held With Funds	Officer Since	and Other Experience	Trustee/Officer
Amy Gutmann	Trustee	June 2006	Dr. Gutmann has served as the President of the	201
(1949)			University of Pennsylvania since 2004. She is the
			Christopher H. Browne Distinguished Professor of
			Political Science, School of Arts and Sciences, and
			Professor of Communication, Annenberg School for
			Communication, with secondary faculty appointments
			in the Department of Philosophy, School of Arts and
			Sciences, and at the Graduate School of Education,
			University of Pennsylvania. Dr. Gutmann also serves
			as a Trustee of the National Constitution Center.

JoAnn Heffernan Heisen	Trustee	July 1998	Ms. Heisen is the former Corporate Vice President	201
(1950)			of Johnson & Johnson (pharmaceuticals/medical
			devices/consumer products) and a former member of
			the Executive Committee (1997–2008). During her
			tenure at Johnson & Johnson, Ms. Heisen held
			multiple roles, including: Chief Global Diversity Officer
			(retired 2008), Vice President and Chief Information
			Officer (1997–2006), Controller (1995–1997), Treasurer
			(1991–1995), and Assistant Treasurer (1989–1991). Ms.
			Heisen serves as a Director of Skytop Lodge
			Corporation (hotels) and the Robert Wood Johnson
			Foundation and as a member of the Advisory Board of
			the Institute for Women’s Leadership at Rutgers
			University.

F. Joseph Loughrey	Trustee	October 2009	Mr. Loughrey is the former President and Chief	201
(1949)			Operating Officer (retired 2009) and Vice Chairman of
			the Board (2008–2009) of Cummins Inc. (industrial
			machinery). Mr. Loughrey serves as Chairman of the
			Board of Hillenbrand, Inc. (specialized consumer
			services), Oxfam America, and the Lumina Foundation
			for Education; as a Director of the V Foundation for
			Cancer Research; and as a member of the Advisory
			Council for the College of Arts and Letters and Chair of
			the Advisory Board to the Kellogg Institute for
			International Studies, both at the University of Notre
Dame.

Mark Loughridge	Trustee	March 2012	Mr. Loughridge is the former Senior Vice President and	201
(1953)			Chief Financial Officer (retired 2013) at IBM
			(information technology services). Mr. Loughridge also
			served as a fiduciary member of IBM’s Retirement Plan
			Committee (2004–2013). Previous positions held by Mr.
			Loughridge at IBM include Senior Vice President and
			General Manager of Global Financing (2002–2004),
			Vice President and Controller (1998–2002), and a
			variety of management roles. Mr. Loughridge serves as
			a member of the Council on Chicago Booth.

			Principal Occupation(s)	Number of
		Vanguard	and Outside Directorships	Vanguard Funds
	Position(s)	Funds’ Trustee/	During the Past Five Years	Overseen by
Name, Year of Birth	Held With Funds	Officer Since	and Other Experience	Trustee/Officer
Scott C. Malpass	Trustee	March 2012	Mr. Malpass has served as Chief Investment Officer	201
(1962)			since 1989 and Vice President since 1996 at the
			University of Notre Dame. Mr. Malpass serves as an
			Assistant Professor of Finance at the Mendoza College
			of Business at the University of Notre Dame and is a
			member of the Notre Dame 403(b) Investment
			Committee. Mr. Malpass also serves as Chairman of
			the Board of TIFF Advisory Services, Inc., and on the
			board of Catholic Investment Services, Inc.
			(investment advisors); as a member of the board of
			advisors for Spruceview Capital Partners; and as a
			member of the Board of Superintendence of the
			Institute for the Works of Religion.

Deanna Mulligan	Trustee	January 2018	Ms. Mulligan has served as President since 2010 and	201
(1963)			Chief Executive Officer since 2011 at The Guardian Life
			Insurance Company of America.[2] Previous positions
			held by Ms. Mulligan at The Guardian Life Insurance
			Company of America include Chief Operating Officer
			(2010–2011) and Executive Vice President of Individual
			Life and Disability (2008–2010). Ms. Mulligan serves as
			a Member of the Board of The Guardian Life Insurance
			Company of America, the American Council of Life
			Insurers, the Partnership for New York City (business
			leadership), and the Committee Encouraging
			Corporate Philanthropy. She also serves as a Trustee of
			the Economic Club of New York and the Bruce
			Museum (arts and science) and as a member of the
			Advisory Council for the Stanford Graduate School of
			Business.

André F. Perold	Trustee	December 2004	Dr. Perold is the George Gund Professor of Finance	201
(1952)			and Banking, Emeritus at the Harvard Business School
			(retired 2011). Dr. Perold serves as Chief Investment
			Officer and Co-Managing Partner of HighVista
			Strategies LLC (private investment firm). Dr. Perold
			also serves as an Overseer of the Museum of Fine
			Arts Boston.

Sarah Bloom Raskin	Trustee	January 2018	Ms. Raskin served as Deputy Secretary of the United	201
(1961)			States Department of the Treasury (2014–2017),
			Governor of the Federal Reserve Board (2010–2014),
			and Commissioner of Financial Regulation of the State
			of Maryland (2007–2010). Ms. Raskin also served as a
			member of the Neighborhood Reinvestment
			Corporation Board (2012–2014). Ms. Raskin serves as a
			Director of i(x) Investments, LLC.

			Principal Occupation(s)	Number of
		Vanguard	and Outside Directorships	Vanguard Funds
	Position(s)	Funds’ Trustee/	During the Past Five Years	Overseen by
Name, Year of Birth	Held With Funds	Officer Since	and Other Experience	Trustee/Officer
Peter F. Volanakis	Trustee	July 2009	Mr. Volanakis is the retired President and Chief	201
(1955)			Operating Officer (retired 2010) of Corning
Incorporated (communications equipment) and a
former Director of Corning Incorporated (2000–2010)
and of Dow Corning (2001–2010). Mr. Volanakis served
as a Director of SPX Corporation (multi-industry
manufacturing) in 2012 and as an Overseer of the
Amos Tuck School of Business Administration at
Dartmouth College (2001–2013). Mr. Volanakis serves
as Chairman of the Board of Trustees of Colby-Sawyer
College and is a Member of the Board of Hypertherm
Inc. (industrial cutting systems, software, and
consumables).

2 Guardian Life provides group insurance and administrative services for employee benefits such as group life, dental, vision, and disability coverage to two advisors, each of which manages one or more of the Vanguard funds. Amounts paid by these advisors to Guardian Life for such insurance and services were less than 0.006% of Guardian Life’s premium revenues in each of 2015 and 2016. Park Avenue Securities (PAS) is an indirect, wholly-owned subsidiary of Guardian Life and a dually registered broker-dealer and investment advisor. From time to time, PAS receives payments related to the sale of certain non-Vanguard mutual funds advised by firms that also advise certain Vanguard funds. In 2016, these payments amounted to less than 0.15% of PAS’ revenues and PAS’ earnings comprised less than 1% of Guardian Life’s pre-tax earnings. Deanna Mulligan is not an officer or director of PAS.

Executive Officers
Glenn Booraem	Investment	February 2001	Mr. Booraem, a Principal of Vanguard, has served as	201
(1967)	Stewardship		Investment Stewardship Officer of each of the
	Officer		investment companies served by Vanguard since
			February 2017. Mr. Booraem served as Treasurer
			(2015–2017), Controller (2010–2015), and Assistant
			Controller (2001–2010) of each of the investment
			companies served by Vanguard.

Christine M. Buchanan	Treasurer	November 2017	Ms. Buchanan, a Principal of Vanguard, has served as	201
(1970)			Treasurer of each of the investment companies served
			by Vanguard since November 2017. Ms. Buchanan
			served as a Partner at KPMG LLP (2005–2017). She also
			serves as Global Head of Fund Administration at
			Vanguard.
Thomas J. Higgins	Chief Financial	July 1998	Mr. Higgins, a Principal of Vanguard, has served as Chief	201
(1957)	Officer		Financial Officer of each of the investment companies
			served by Vanguard since 2008. Mr. Higgins served as
			Treasurer of each of the investment companies served
			by Vanguard (1998–2008).

Peter Mahoney	Controller	May 2015	Mr. Mahoney, a Principal of Vanguard, has served as	201
(1974)			Controller of each of the investment companies served
			by Vanguard since May 2015. Mr. Mahoney served as
			head of International Fund Services at Vanguard (2008–
2014).

			Principal Occupation(s)	Number of
		Vanguard	and Outside Directorships	Vanguard Funds
	Position(s)	Funds’ Trustee/	During the Past Five Years	Overseen by
Name, Year of Birth	Held With Funds	Officer Since	and Other Experience	Trustee/Officer
Anne E. Robinson	Secretary	September 2016	Ms. Robinson has served as General Counsel of	201
(1970)			Vanguard since September 2016; Secretary of
Vanguard and of each of the investment companies
served by Vanguard since September 2016; Director
and Senior Vice President of Vanguard Marketing
Corporation since September 2016; and a Managing
Director of Vanguard since August 2016. Ms. Robinson
served as Managing Director and General Counsel of
Global Cards and Consumer Services at Citigroup
(2014–2016). She also served as counsel at American
Express (2003–2014).

Michael Rollings	Finance Director	February 2017	Mr. Rollings, a Managing Director of Vanguard since	201
(1963)			June 2016, has served as Finance Director of each of
the investment companies served by Vanguard since
November 2017 and as a Director of Vanguard
Marketing Corporation since June 2016. Mr. Rollings
served as Treasurer of each of the investment
companies served by Vanguard from February 2017 to
November 2017. He served as the Executive Vice
President and Chief Financial Officer of MassMutual
Financial Group (2006–2016).

Following the biographical table under Officer and Trustees, the sentence that lists the members of the board’s audit committee is revised as follows:

The following independent trustees serve as members of the committee: Ms. Heisen, Mr. Loughrey, Mr. Loughridge, Ms. Raskin, and Mr. Volanakis.

The following replaces similar text in the Management of the Fund(s) section under Trustee Compensation:

“Interested” Trustees. Mr. McNabb and Mr. Buckley serve as trustees, but are not paid in this capacity. They are, however, paid in their roles as officers of Vanguard.

Any other references to Mr. McNabb’s role as President and Chief Executive Officer (of Vanguard and/or of each of the investment companies served by Vanguard) are hereby deleted.

© 2018 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

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